SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details) € in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	May 19, 2023 USD ($)	May 19, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jan. 14, 2022 EUR (€)	Dec. 19, 2018 USD ($)	Apr. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (706)				$ (1,338)
Total long-term debt	8,651				9,067
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	8,409				9,577
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	8,117				9,305
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	5,500						$ 5,500	$ 5,500
5.5 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	0				0
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500				€ 500
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				391
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	0.95%	0.95%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750	$ 812	€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				799
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000
€1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 576				567
€1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 290				289
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 183				183
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 812				796
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 400				399
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.55%	4.55%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 648				635
€600 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.88%	4.88%
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 1,194				1,193
1.2 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.55%	6.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 495				495
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%	4.25%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 989				988
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.80%	6.80%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 672				672
1.5 billion Unsecured Bonds | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%	7.00%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 428				428
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 304				299
EIB loan | Floating
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%	5.20%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 111	€ 102
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 111				140
EIB loan | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.16%	1.16%
Schuldshein loans | Fixed | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 98				96
Schuldshein loans | Fixed | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%
Schuldshein loans | Fixed | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%
Schuldshein loans | Floating | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 687				674
Schuldshein loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.20%	5.20%
Schuldshein loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%	5.50%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				18
Other loans | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.80%	1.80%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 230				243
Other loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Other loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.30%	4.30%
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 7,703				8,239
Long term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(189)				(228)
Total long-term debt	948				828
Americas | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	51				57
Americas | Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 51				57
Americas | Other loans | Fixed/Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Americas | Other loans | Fixed/Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	9.50%	9.50%
Europe, Asia & Africa | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 241				215
Europe, Asia & Africa | EBRD Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 116				86
Europe, Asia & Africa | EBRD Facility | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	7.10%	7.10%
Europe, Asia & Africa | EBRD Facility | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	7.40%	7.40%
Europe, Asia & Africa | Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 125				$ 129
Europe, Asia & Africa | Other loans | Fixed/Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Europe, Asia & Africa | Other loans | Fixed/Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	8.70%	8.70%